Introduction and overview of Group's risk management - Impairment loss of trade receivables (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 31,063	$ 133,800	$ 133,889
(Decrease)/increase in impairment provision	(4,446)	(34,031)	13,081
Written-off during the year	(312)	(67,053)	(2,106)
Foreign exchange	(940)	(1,653)	(11,064)
Closing balance	$ 25,365	$ 31,063	$ 133,800